Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
DisclosureLineItemElements [Line Items]
Plan Termination

Note 4 - Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to amend or terminate the Plan subject to certain restrictions. In the event of a termination, each participant will receive a refund equal to the amount of the Plan’s obligation to him or her at the termination date. The Plan shall continue in effect through August 9, 2032, unless extended subject to shareholder approval or terminated earlier by the Company.

Subsequent to the purchase and issuance of shares that occurred with the Offering Period ended in May 2025, Company management has suspended the Plan until further notice. The shares available for issuance under the Plan fell below the level required to continue the offering to employees. Management determined that it would not request additional shares for the Plan from the Company’s shareholders in the current year. Accordingly, the Plan was suspended until further notice.